PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	¥ 134,415	$ 20,600
Property
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	264,784	40,580	¥ 137,585
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	90,947	13,938	¥ 66,162
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	40,871	6,264
Construction-in-progress
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	¥ 238,771	$ 36,593